Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Significant Accounting Judgements and Estimates

Note 3 – Significant Accounting Judgements and Estimates

In the application of the Company’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Judgements, estimates and assumptions applied are based on historical experience and other factors that are relevant, and which are available at the reporting date. Uncertainty concerning estimates and assumptions could result in outcomes, that require a material adjustment to assets and liabilities in future periods.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively. While the application of critical accounting estimates is subject to material estimation uncertainties, management’s ongoing revisions of critical accounting estimates and underlying assumptions have not revealed any material impact in any of the years presented in these consolidated financial statements.

Significant Accounting Judgements

Critical accounting judgements which have a material impact on the consolidated financial statements are described in the following sections.

Internally Generated Intangible Assets

Development of Drug Candidates

IAS 38, “Intangible Assets” prescribes that intangible assets arising from development projects must be recognized in the consolidated statements of financial position if the criteria for capitalization are met. That means (1) that the development project is clearly defined and identifiable; (2) that technological feasibility, adequate resources to complete and a market for the product or an internal use of the project can be documented; (3) that the expenditure attributable to the development project can be measured reliably; and (4) that the Company has the intent to produce and market the product. Such an intangible asset shall be recognized if it can be demonstrated that the future income from the development project will exceed the aggregate cost of development, production, sale and administration of the product.

Due to the risk associated with drug development, future income from development projects related to drug candidates cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, the Company does not recognize internally generated intangible assets at this time.

Significant Estimation Uncertainties

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

Revenue and Provisions

Provision for Sales Rebates and Product Returns

Sales deductions and product returns are considered variable consideration and constrained to the extent that a significant reversal in the amount of recognized revenue will not occur when the uncertainties associated with the rebate item are subsequently resolved, or for product returns, when the products are distributed to patients.

Provisions for unsettled sales deductions and product returns are estimated on the basis of a percentage of sales as defined by individual agreements and contracts, and for government rebates by individual state- and plan agreements. Further input in the calculations is based on payer channel mix, current contract prices under eligible programs, patient groups and current inventory levels in the distribution channels. Provisions are adjusted to absolute amounts and recognized as other liabilities when estimated sales rebates and returns are processed.

As of December 31, 2022, the provisions for sales rebates and product returns was €7.3 million compared to €1.2 million, as of December 31, 2021.

Share-Based Payment

Warrant Compensation Costs

IFRS 2, “Share-Based Payment” requires an entity to reflect in its consolidated statement of profit or loss and financial position, the effects of share-based payment transactions. Warrant compensation costs are recognized as cost of sales, research and development costs or selling, general and administrative expenses, as appropriate, over the vesting period, based on management’s best estimate of the number of warrants that will ultimately vest, which is subject to uncertainty.

Warrant compensation costs are measured according to the grant date fair value of the warrants granted. Estimating fair values requires the Company to apply generally accepted valuation models and apply these models consistently according to the terms and conditions of the specific warrant program. Under all warrant programs, the Black-Scholes option-pricing model has been applied to determine the fair value of warrants granted. Subjective judgements and assumptions, which are subject to estimation uncertainties, need to be exercised in determining the appropriate input to the valuation model. These inputs include expected volatility of the Company’s share price for a historic period equaling the expected lifetime of the warrants, reflecting the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends, expected forfeitures and expected lifetime of warrants.

In 2021, the Company for the first time, in connection with determining the grant date fair value of warrants and accordingly, warrant compensation costs, applied the price of the Company’s ADSs, each representing one ordinary share of the Company, as input for expected volatility. Until December 31, 2020, the expected volatility was calculated using a simple average of daily historical data of comparable publicly traded companies, as the Company did not have sufficient data for the volatility of the Company’s own share price. Refer to Note 7 “Share-based Payment”, for additional details on the Company’s warrant program and option-pricing model input.

Warrant compensation cost recognized in the consolidated statement of profit or loss was €55.2 million, €66.1 million and €53.2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Prepayments and Accruals

Project Development Costs

Development of drug candidates requires significant resources, and establishment of long-term working relationships with CROs and CMOs. Work performed by CROs and CMOs and other suppliers often comprise deliveries for more than one reporting period, and where payment terms for contractual work do not necessarily reflect the stage of completion of the individual projects and activities. Accordingly, determination of the stage of completion for ongoing project activities include estimation uncertainties as future efforts to complete the specific activity may be difficult to predict.

On each reporting date, all significant ongoing activities are reviewed to determine the stage of completion and compared to the invoices received. Accruals are recognized for individual projects where the stage of completion exceeds costs of invoices received. Similarly, prepayments are recognized for invoiced costs in excess of the stage of completion. The Company has implemented accrual calculation models and policies, to ensure that consistent accrual procedures are applied, which includes analyzing significant project stages and payment structures, comparing project milestones to planned performance, and revisiting prior periods estimates.

As of December 31, 2022, the consolidated statement of financial position included prepaid project costs of €4.4 million and accrued project costs of €38.0 million, compared to €8.0 million and €23.5 million, respectively, as of December 31, 2021.

Valuation of Embedded Derivatives

Foreign currency conversion options embedded in the convertible notes are accounted for separately as derivative liabilities at fair value through profit or loss.

Fair value cannot be measured based on quoted prices in active markets, or other observable input, and accordingly, derivative liabilities are measured by use of valuation techniques in form of the Black-Scholes Option Pricing model. Subjective judgements and assumptions, which are subject to estimation uncertainties, need to be exercised in determining the appropriate unobservable input to the valuation model (Level 3 in the fair value hierarchy). This includes volatility of the Company’s share price for a historic period, reflecting the assumption that the historical volatility is indicative of a period similar to the expected lifetime of the options.

As of December 31, 2022, the valuation of the derivative liabilities was €158.0 million compared to €142.5 million at initial recognition on March 2022. Changes in assumptions relating to these factors could affect the reported fair value of derivative liabilities. Refer to Note 15, “Financial Assets and Liabilities”, for additional details.